Supplement to the
Fidelity® MSCI Consumer Discretionary Index ETF
November 29, 2022
Summary Prospectus

Amy Whitelaw no longer serves as a Portfolio Manager of the fund.
T01-SUSTK-0223-102 1.9871020.102	February 22, 2023